Exploration and evaluation assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Exploration and evaluation assets
Opening balance	$ 18,354,148	$ 19,388,092
Personnel costs	2,769,139	933,045
Geological costs	2,492,312	292,701
Drilling	4,753,901	47,578
Environmental Consulting	194,181	321,710
Environmental Payments	305,050	204,828
Development/Engineering services	707,387	3,501
Other	191,674	62,081
Cumulative translation adjustment	187,626	(2,899,388)
Transfer to property, plant and equipment (note 6)	(22,071,906)
Closing balance	7,883,512	18,354,148
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	26,388,515	344,971
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 1,652,741	$ 470,032